THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE Form 13F FILED ON OR ABOUT FEBRUARY 12, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED OR EXPIRED ON FEBRUARY 12, 2003. (THE CORRESPONDING PUBLIC FILING WAS FILED ELECTRONICALLY ON FEBRUARY 12, 2002).


                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2001

                  Check here if Amendment [X]:  Amendment No. 1

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [X] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name: Atlantic Investment Management, Inc.

            Address: 666 Fifth Avenue, 34th Floor, New York, NY 10103
           -----------------------------------------------------------



                         Form 13F File Number: 028-06437

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY          February 19, 2003
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total:   $196,736   (thousands)

List of Other Included Managers:          None


                                             FORM 13F INFORMATION TABLE


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    Column 1                    Column 2    Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                Title of     CUSIP      Value    Shares or  SH/ Put/   Investment   Other        Voting Authority
  Name of Issuer                 Class                (x$1000)   Prin. Amt. PRN Call   Discretion   Managers   Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------

Harsco Corp.                    COM        415864107   $ 75,282    2,194,800  SH        SOLE                  2,194,800
Precision Castparts Corp.       COM        740189105     35,649    1,261,900  SH        SOLE                  1,261,900
Kennametal Inc.                 COM        489170100     28,354      704,100  SH        SOLE                    704,100
Dole Food Co. Inc               COM        256605106     27,780    1,035,400  SH        SOLE                  1,035,400
Alexander & Baldwin Inc.        COM        014482103     19,296      722,700  SH        SOLE                    722,700
Cooper Industries Inc.          COM        216669101     10,375      297,100  SH        SOLE                    297,100